Unearned Revenue/Accrued Revenue, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Revenue Arrangement [Line Items]
Current liability	$ 18,205	$ 23,211
Non-current liability	3,419	17,821
Total Unearned Revenue	21,624	41,032
Accrued Revenue [Abstract]
Resulting from varying charter rates Current asset	554	0
Resulting from varying charter rates Non Current asset	92	0
Total Accrued Revenue	646	0
Revenue Received In Advance [Member]
Deferred Revenue Arrangement [Line Items]
Current liability	3,935	4,131
Varying Charter Rates [Member]
Deferred Revenue Arrangement [Line Items]
Current liability	14,270	19,080
Non-current liability	$ 3,419	$ 17,821